Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Smith Micro Software, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0029027
Entity Address, Address Line One	5800 Corporate Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15237
City Area Code	412
Local Phone Number	837-5300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000948708
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false